Share-Based Payments - Equity-Settled Move SAP Plan (Move) (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Granted RSU Equity Settled | Tranche Two | Waiting period of six months
Share-Based Payments
Vesting period	3 years
Performance Share Units (PSUs) Equity Settled | Tranche Two | Waiting period of 12 months
Share-Based Payments
Vesting period	3 years
Performance Share Units (PSUs) Cash settled
Share-Based Payments
Number of KPIs	2
Percentage performance against KPI target	107.20%	134.50%
Performance Share Units (PSUs) Cash settled | Lowest
Share-Based Payments
Number of awards that may vest as percent of the number granted	0.00%
Performance Share Units (PSUs) Cash settled | Highest
Share-Based Payments
Number of awards that may vest as percent of the number granted	200.00%